UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manger Filing this Report

Name:  	Sterneck Capital Management, LLC
Address: 	4510 Belleview, Suite 204
		Kansas City, MO  64111

Form 13F File Number: 28-13362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank Sterneck
Title:		Chief Investment Officer
Phone:		816-531-2254

Signature, Place and Date of Signing:

 Frank Sterneck_______	  	Kansas City, MO      		  12/31/2011
           [Signature]		      [City, State]		     [Date]

Report Type (Check only one.):

 X     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manger are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Mangers Reporting for this Manger:

          -- section omitted --

EDGAR


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total: $64,110


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

COLUMN 1                       COLUMN 2       COLUMN 3 COLUMN 4    COLUMN 5            COLUMN 6  COLUMN 7   COLUMN 8
                                                       VALUE (x$10SHRS OR PRSH/
PPUT/
INVESTMENT OTHER MANA VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS CUSIP                                              OTHER MANA SOLE   SHARED NONE
YAHOO INC                      COM            984332106        909     56350             SOLE                 8000         48350
XEROX CORP                     COM            984121103         80     10000             SOLE                              10000
EXXON MOBIL CORP               COM            30231G102       3115     36756             SOLE                 4000         32756
WESTERN UNION COMPANY          COM            959802109        684     37466             SOLE                 2500         34966
WAL-MART STORES INC            COM            931142103       2132     35681             SOLE                 1300         34381
WALGREEN COMPANY               COM            931422109        704     21291             SOLE                              21291
VERIZON COMMUNICATIONS         COM            92343V104       1678     41820             SOLE                 4000         37820
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209        372     13274             SOLE                              13274
TTM TECHNOLOGIES  INC          COM            87305R109        398     38300             SOLE                 1000         37300
TEVA PHARMACEUTICAL INDS LTD   ADR            881624209        626     15518             SOLE                 3000         12518
AT&T INC                       COM            00206R102        313     10357             SOLE                              10357
SYNTROLEUM CORP                COM            871630109         10     10000             SOLE                              10000
SYMANTEC CORP                  COM            871503108        495     31600             SOLE                 4000         27600
SABA SOFTWARE INC              COM NEW        784932600        821    104000             SOLE                15500         88500
SPRINT NEXTEL CORP             COM SER 1      852061100        195     83234             SOLE                              83234
RESMED INC                     COM            761152107        800     31500             SOLE                              31500
REGENCY ENERGY PARTNERS L P    COM UNITS L P  75885Y107        380     15275             SOLE                              15275
PENN VA RESOURCES PARTNERS L   COM            707884102        623     24416             SOLE                              24416
COLLECTIVE BRANDS INC          COM            19421W100        845     58795             SOLE                 7000         51795
PROCTOR & GAMBLE CO            COM            742718109        605      9069             SOLE                               9069
PFIZER INC.                    COM            717081103       1039     48021             SOLE                              48021
PEPSICO INC                    COM            713448108       1706     25705             SOLE                 4000         21705
PAYCHEX INC                    COM            704326107        679     22559             SOLE                              22559
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN 726503105        333      4536             SOLE                               4536
OLIN CORP                      COM PAR $1     680665205       1267     64479             SOLE                 9000         55479
NUSTAR ENERGY LP               UNIT COM       67058H102        476      8400             SOLE                               8400
INERGY L P                     UNIT LTD PTNR  456615103        262     10725             SOLE                              10725
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN 570759100        353      6412             SOLE                               6412
MICROSOFT CORP                 COM            594918104       1628     62693             SOLE                10000         52693
MARATHON PETE CORP             COM            56585A102        816     24520             SOLE                              24520
MONSANTO CO NEW                COM            61166w101       1153     16460             SOLE                              16460
MARKEL CORP                    COM            570535104        670     26443             SOLE                 6124         20319
LIGHTBRIDGE CORP               COM            53224K104         20     10000             SOLE                              10000
COCA COLA CO                   COM            191216100        225      3215             SOLE                               3215
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER 494550106        312      3677             SOLE                               3677
KRAFT FOODS INC                CL A           50075N104       1782     47700             SOLE                 4500         43200
J P MORGAN CHASE & CO          COM            46625H100       1335     40157             SOLE                 7520         32637
JOHNSON & JOHNSON              COM            478160104       1723     26268             SOLE                 2500         23768
ISHARES TR                     DJ US FINL SEC 464287788        260      5305             SOLE                               5305
INTEROIL CORP                  COM            460951106        665     13000             SOLE                              13000
INTEL CORP                     COM            458140100        458     18896             SOLE                 4500         14396
INGRAM MICRO INC               CL A           457153104        478     26300             SOLE                 5500         20800
HARRIS CORP                    COM            413875105        936     25965             SOLE                  500         25465
BLOCK H & R INC                COM            093671105        192     11745             SOLE                              11745
HECKMANN CORP                  COM            422680108        358     53900             SOLE                 3000         50900
GARMIN LTD                     ORD            G37260109       4131    103758             OTHER                            103758
GOOGLE INC                     CL A           38259P508        218       337             SOLE                                337
GENERL MTRS CO                 JR PFD CNV SRB 37045V209        851     24860             SOLE                              24860
GENERAL MOLY INC               COM            370373102        255     82384             SOLE                              82384
CORNING INC                    COM            219350105       1051     80985             SOLE                 5000         75985
GENERAL ELECTRIC INC           COM            369604103        249     13885             SOLE                              13885
FORD MTR CO DEL                *W EXP 01/01/20345370134        149     61900             SOLE                18000         43900
FEDERATED INVS INC PA          CL B           314211103       1285     84816             SOLE                              84816
FERRELLGAS PARTNERS L.P.       UNIT LTD PART  315293100        528     27847             SOLE                              27847
FEDEX CORP                     COM            31428X106       1239     14837             SOLE                 2000         12837
FIBRIA CELULOSE S A            SP ADR REP COM 31573A109        181     23340             SOLE                              23340
FORD MTR CO DEL                COM PAR $0.01  345370860        532     55398             SOLE                 3000         52398
EXELON CORP                    COM            30161N101       1850     42666             SOLE                 2000         40666
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN 29273r109        675     14732             SOLE                              14732
ENTERPRISE PRODS PARTNERS L    COM            293792107        288      6209             SOLE                               6209
EL PASO PIPELINE PARTNERS L    COM UNIT LPI   283702108        239      6900             SOLE                               6900
EMERSON ELEC CO                COM            291011104        615     13206             SOLE                 3500          9706
DYNEX CAP INC                  COM NEW        26817Q506        289     31600             SOLE                 9618         21982
DOLLAR TREE INC                COM            256746108        432      5200             SOLE                               5200
DISNEY WALT CO                 COM DISNEY     254687106        348      9277             SOLE                               9277
DU PONT E I DE NEMOURS & CO    COM            263534109       1887     41218             SOLE                              41218
CREXUS INVT CORP               COM            226553105       2097    201994             SOLE                13500        188494
CHEVRON CORP NEW               COM            166764100        652      6127             SOLE                               6127
CISCO SYSTEMS INC              COM            17275R102       1625     89900             SOLE                 6000         83900
CHESAPEAKE ENERGY CORP         COM            165167107        429     19229             SOLE                              19229
BROADWIND ENERGY INC           COM            11161T108          7     10000             SOLE                              10000
BERKSHIRE HATHAWAY CLASS A     CL B NEW       084670702        206      2700             SOLE                               2700
BERKSHIRE HATHAWAY CLASS A     CL A           084670108        574         5             SOLE                                  5
BARCLAYS BANK PLC              SP ADR 7.1%PF3 06739H776        355     17945             SOLE                              17945
BUILD A BEAR WORKSHOP          COM            120076104        371     43900             SOLE                              43900
BANK OF AMERICA CORPORATION    COM            060505104         61     10954             SOLE                              10954
BOEING CO                      COM            097023105        957     13045             SOLE                 1000         12045
A123 SYS INC                   COM            03739T108         21     13300             SOLE                              13300
TD AMERITRADE HLDG CORP        COM            87236Y108        570     36400             SOLE                 5000         31400
AMGEN INC                      COM            031162100        267      4161             SOLE                 1000          3161
ALNYLAM PHARMACEUTICALS INC    COM            02043Q107        252     30900             SOLE                              30900
AMERICAN CAPITAL AGENCY CORP   COM            02503X105        409     14550             SOLE                              14550
ABBOTT LABS                    COM            002824100       1455     25877             SOLE                              25877
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN 01881G106        298     22795             SOLE                              22795
APPLE COMPUTER INC             COM            037833100       1303      3217             SOLE                  600          2617